Document And Entity Information	Oct. 29, 2026
Document Information Line Items
Entity Central Index Key	0002138186
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	NARRAGANSETT BANCORP, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	333-296731
Entity Tax Identification Number	42-3540071
Entity Address, Address Line One	330 Swansea Mall Drive
Entity Address, City or Town	Swansea
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02777
City Area Code	888
Local Phone Number	806-2872
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false